RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS The Group’s related parties include its ultimate parent company Kinetik, key management personnel and any subsidiaries or entities under the significant influence of Kinetik. Transactions between Group entities which have been eliminated on consolidation are not disclosed.
The following transactions were carried out with related parties:

In thousands USD	Transactions for the period		Balance as at
	Six months ended June 30,		June 30, 2022	December 31, 2021	December 31, 2020
Related party	2022	2021
Hyundai Kia	—	—	—	283	—
Hyundai Mobis	1,125	254	(351)	—	—
Hyundai Motor Company	—	(534)	—	—	—
All prior year comparatives have been translated to US Dollars due to a change in presentational currency. See note 2.

The related party transactions relate mainly to acquisition of materials and services.

Key management personnel compensation during the six months ended June 30, 2022 was USD 1,694,915 and it represents the remunerations and benefits 5 key employees of the Group received during the period. Compensation was comprised of wages and salaries, social contributions and other benefits.

In addition the Key management personnel has received a total number of new awards (RSUs and LTIPs see note 17) of 3,165,049 having a fair value USD 5,529,178. The expense charged statement of profit or (loss) and other comprehensive income/(loss) in regards to this Scheme amounted to USD 845,518. An expense of USD 332,294 was also charged during the period in the statement of profit or (loss) and other comprehensive income/(loss) which relates to SOP schemes granted in 2020. Furthermore, an amount of USD 656,447 has been paid to 5 non-executive Directors during the six months period ended June 30, 2022. During the period an amount of USD 144,896 has been charged to the statement of profit or (loss) and other comprehensive income/(loss) in regards to RSUs that have been granted to the non-executive Directors.